Common Stock Warrants - Summary of Information About Common Stock Warrants Outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Range of Exercise Prices, minimum	$ 0.01
Range of Exercise Prices, maximum	$ 0.08
Warrant Outstanding	13,350,000
Weighted Average Remaining Contractual Life	1 year 7 days
Weighted Average Exercise Price	$ 0.06
Options Exercisable	13,350,000
Weighted Average Exercise Price, Options Exercisable	$ 0.06	$ 0.05
Common Stock Warrants [Member]
Range of Exercise Prices, minimum	0.03
Range of Exercise Prices, maximum	$ 0.18
Warrant Outstanding	102,700,002	13,400,000	14,150,000
Weighted Average Remaining Contractual Life	2 years 7 months 6 days
Weighted Average Exercise Price	$ 0.050	$ 0.050	$ 0.050
Options Exercisable	102,700,002
Weighted Average Exercise Price, Options Exercisable	$ 0.050